Net Asset Value (NAV) Per Share	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Net Asset Value (NAV) Per Share	Fair Value Measurements
The Plan categorizes its assets that are valued at fair value on a recurring basis into a three-level fair value hierarchy as defined by the Financial Accounting Standards Board. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair values. The Plan classifies its investments into Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; Level 3, which refers to securities valued based on significant unobservable inputs; and NAV, which refers to investments valued using net asset value as a practical expedient. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following tables set forth, by level within the fair value hierarchy, a summary of plan identified investments held by the Master Trust measured at fair value at December 31, 2025 and 2024:

Plan Identified Investments Held by Master Trust at Fair Value
Fair Value Measurements at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Short-term investment fund	$895,141	$—	$—	$—	$895,141
Mutual funds:
Balanced funds	92,786,284	—	—	—	92,786,284
Value funds	41,173,157	—	—	—	41,173,157
Total Mutual funds	133,959,441	—	—	—	133,959,441
Common collective trusts	—	—	—	1,100,621,260	1,100,621,260
Total Investments	$134,854,582	$—	$—	$1,100,621,260	$1,235,475,842

Plan Identified Investments Held by Master Trust at Fair Value
Fair Value Measurements at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Short-term investment fund	$1,279,081	$—	$—	$—	$1,279,081
Mutual funds:
Balanced funds	60,496,511	—	—	—	60,496,511
Value funds	37,844,503	—	—	—	37,844,503
Total Mutual funds	98,341,014	—	—	—	98,341,014
Common collective trusts	—	—	—	888,248,959	888,248,959
Total Investments	$99,620,095	$—	$—	$888,248,959	$987,869,054
Following is a description of the valuation methodologies used for assets measured at fair value:
•Short-term investment fund: High grade money market instruments valued using a valuation technique that results in price per share of $1.00.
•Mutual funds: Valued at quoted market prices at year-end on an active market.
•Common collective trusts: Valued at NAV at year-end.
The following tables set forth, by level within the fair value hierarchy, a summary of the assets included in the commingled funds held in the Master Trust measured at fair value at December 31, 2025 and 2024:

Assets Held in Commingled Funds by Master Trust
Fair Value Measurements at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Marsh common stock	$569,666,803	$—	$—	$—	$569,666,803
Short-term investment fund	34,207,674	—	—	—	34,207,674
Common collective trusts	—	—	—	3,330,896,704	3,330,896,704
Total Master Trust Investments at Fair Value	$603,874,477	$—	$—	$3,330,896,704	$3,934,771,181

Assets Held in Commingled Funds by Master Trust
Fair Value Measurements at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Marsh common stock	$722,475,231	$—	$—	$—	$722,475,231
Short-term investment fund	26,215,743	—	—	—	26,215,743
Common collective trusts	—	—	—	2,784,329,533	2,784,329,533
Total Master Trust Investments at Fair Value	$748,690,974	$—	$—	$2,784,329,533	$3,533,020,507
Following is a description of the valuation methodologies used for assets measured at fair value:
•Common stock: Valued at the closing price reported on an active market where the securities are traded.
•Short-term investment fund: High-grade money market instruments valued using a valuation technique that results in price per share of $1.00.
•Common collective trusts: Valued at NAV at year-end.
Net Asset Value (NAV) Per Share
The following table provides additional information at December 31, 2025 and 2024 for plan identified investments held by the Master Trust that report a NAV per share (or its equivalent):

	Fair Value
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Target retirement funds (a)	$806,158,684	$634,926,806	—	Daily	None
T. Rowe Blue Chip Growth Trust (b)	119,980,475	102,203,900	—	Daily	None
Putnam Large Cap Value Trust (c)	37,026,583	28,692,238	—	Daily	None
T. Rowe Small Mid Cap Core Trust (d)	66,587,731	69,735,529	—	Daily	None
Capital Group EUPAC Trust (e)	37,769,401	28,015,486	—	Daily	None
Loomis Sayles Core Plus Fixed Income Fund (f)	33,098,386	24,675,000	—	Daily	None
	$1,100,621,260	$888,248,959
(a)Each target retirement fund invests in a mix of index funds specific to a retirement year and diversified across global asset classes.
(b)This fund invests primarily in large- and mid-cap U.S. equity securities.
(c)This fund invests primarily in large- and mid-cap U.S. equity securities.
(d)This fund invests in underlying funds that hold primarily small and mid-size U.S. equity securities.
(e)This fund invests primarily in Europe and Pacific Basin equity securities.
(f)This fund invests primarily in U.S. investment-grade debt securities and may also invest in below-investment-grade debt securities.
The fair value of investments in the funds in the table above have been estimated at NAV, which reflects the quoted market prices of the underlying securities.
The following table provides additional information at December 31, 2025 and 2024 for the Plan's interest in commingled funds held by the Master Trust that report a NAV per share (or its equivalent):

	Fair Value
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
S&P 500 Index Fund (a)	$284,041,098	$204,827,888	—	Daily	None
Non-U.S. Equity Index Fund (b)	121,324,651	75,254,966	—	Daily	None
U.S. Bond Index Fund (c)	77,614,202	56,918,948	—	Daily	None
U.S. Extended Equity Market Index Fund (d)	72,991,952	57,837,989	—	Daily	None
	$555,971,903	$394,839,791
(a)This fund invests primarily in large-cap U.S. equity securities.
(b)This fund invests primarily in non-U.S. equity securities.
(c)This fund invests primarily in U.S. investment-grade bonds.
(d)This fund invests primarily in U.S. small- and mid-cap equity securities.
The fair value of investments in the funds in the table above have been estimated at NAV, which reflects the quoted market prices of the underlying securities. There are no redemption restrictions on plan identified investments or commingled funds held in the Master Trust.